SHARE CAPITAL (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [abstract]
Number of common shares	56,378	49,115
Number of common shares, value	$ 108,196	$ 92,125	$ 84,954